Fair Value Measurement - Summary of Financial Assets and Liabilities that Measured at Fair Value (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Apr. 30, 2020	Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Earn out liability			$ 2.4
Pre-acquisition sales tax liabilities		$ 0.3
Measure of Change in Fair Value | Sales, General and Administrative
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Reduction in fair value re measurement	$ 0.6
Revolver | Discount Rate | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value discount rate	6.50%	6.50%		6.60%